Leases	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases
12. Leases

Accounting policies
Where the group is the lessee, all leases are recognised on the balance sheet as right-of-use assets and depreciated on a straight-line basis with the charge recognised in cost of sales or in other operating items depending on the nature of the costs. The liability, recognised as part of net borrowings, is measured at a discounted value and any interest is charged to finance charges.
The group recognises services associated with a lease as other operating expenses. Payments associated with leases where the value of the asset when it is new is lower than $5,000 (leases of low value assets) and leases with a lease term of 12 months or less (short term leases) are recognised as other operating expenses. A judgement in calculating the lease liability at initial recognition includes determining the lease term where extension or termination options exist. In such instances, any economic incentive to retain or end a lease are considered and extension periods are only included when it is considered reasonably certain that an option to extend a lease will be exercised.
(a) Movement in right-of-use assets
The company principally leases warehouses, office buildings, plant and machinery, cars and distribution vehicles in the ordinary course of business.

	Land and buildings £ million	Plant and equipment £ million	Under construction £ million	Total £ million
At 30 June 2021	230	184	29	443
Exchange differences	26	14	—	40
Additions	129	56	—	185
Transfers	29	—	(29)	—
Reclassification to assets held for sale	(1)	(1)	—	(2)
Disposals	(6)	—	—	(6)
Depreciation	(54)	(41)	—	(95)
At 30 June 2022	353	212	—	565
Exchange differences	(3)	(23)	—	(26)
Additions	45	37	—	82
Reclassification from assets held for sale	1	1	—	2
Derecognition due to disposal of business	(1)	(1)	—	(2)
Depreciation	(56)	(39)	—	(95)
At 30 June 2023	339	187	—	526
(b) Lease liabilities

	2023 £ million	2022 £ million
Current lease liabilities	(75)	(85)
Non-current lease liabilities	(373)	(390)
	(448)	(475)

The future cash outflows, which are not included in lease liabilities on the balance sheet, in respect of extension and termination options which are not reasonably expected to be exercised are estimated at £261 million (2022 – £282 million).

(c) Amounts recognised in the consolidated income statement
In the year ended 30 June 2023, other external charges (within other operating items) included £57 million (2022 – £39 million) in respect of leases of low value assets and short term leases and £4 million (2022 – £9 million) in respect of variable lease payments. Refer to note 5 for further information relating to the interest expenses on lease liabilities.
The total cash outflow for leases in the year ended 30 June 2023 was £172 million (2022 – £154 million).